Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	R$ (13,925)	R$ (11,985)
Fair value	(13,647)	(11,839)
Trade receivables with credit cards companies and sales tickets [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	985	424
Fair value	985	424
Swaps of annual rates between currencies [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount		(36)
Fair value		(36)
Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(1)	2
Fair value	(1)	2
Interest rate swaps - CRI [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	267	180
Fair value	267	180
Borrowings and financing (fair value) [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(3,182)	(2,435)
Fair value	(3,182)	(2,435)
Borrowings and financing (amortized cost) [Member]
Financial Instruments (Details) - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(11,994)	(10,120)
Fair value	R$ (11,716)	R$ (9,974)